Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(3,864)	(1,777)
Deferred tax assets and liabilities	(3,864)	(1,777)	$ (601)
Carrying amounts [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	21,910	19,139
Deferred tax liabilities	(25,774)	(20,916)
Deferred tax assets and liabilities	(3,864)	(1,777)
Carrying amounts [Member] | Intangible assets, excluding goodwill [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(19,410)	(20,916)
Deferred tax assets and liabilities	(19,410)	(20,916)
Carrying amounts [Member] | Trade and other receivables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	48	48
Deferred tax liabilities
Deferred tax assets and liabilities	48	48
Carrying amounts [Member] | Convertible notes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	(6,364)
Deferred tax assets and liabilities	(6,364)
Carrying amounts [Member] | Employee benefits [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	73	119
Deferred tax liabilities
Deferred tax assets and liabilities	73	119
Carrying amounts [Member] | Other non-current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	8	5
Deferred tax liabilities
Deferred tax assets and liabilities	8	5
Carrying amounts [Member] | Share Based Payments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	111	228
Deferred tax liabilities
Deferred tax assets and liabilities	111	228
Carrying amounts [Member] | Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	21,670	18,739
Deferred tax liabilities
Deferred tax assets and liabilities	21,670	18,739
Carrying amounts [Member] | Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	21,910	19,139
Deferred tax liabilities	(21,910)	(19,139)
Deferred tax assets and liabilities